STATEMENT OF CASH FLOW - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Profit before income tax and social contribution	R$ 1,720,909	R$ 3,103,225	R$ 1,992,404
Adjustments to reconcile income to net cash generated by operating activities:
Depreciation and amortization	6,827,175	5,691,696	5,527,012
Share of loss of an associate	61,587	11,572
Residual value of property, plant and equipment and intangible written off	(136,713)	51,913	(88,085)
Gain on sale transaction of 51% of I-Systems (formerly FiberCo) (Note 1)		(782,237)
Interest on asset retirement obligation	23,212	1,486	(284)
Provision for legal and administrative proceedings	247,227	278,789	333,724
Inflation adjustment on judicial deposits and legal and administrative proceedings	91,681	(27,768)	138,109
Interest, monetary and exchange rate variations on loans and other financial adjustments	759,989	119,864	168,362
Interest on lease liabilities	1,333,007	858,259	910,691
Lease interest	(28,101)	56	(10,698)
Provision for expected credit losses	626,218	544,642	552,817
Long-term incentive plans	6,796	15,672	2,588
Total adjustments to reconcile income with net cash from operations	11,532,987	9,867,169	9,526,640
Reduction (increase) in operating assets
Trade accounts receivable	(628,272)	(583,346)	(390,087)
Taxes, fees and contributions to be recovered	912,306	664,397	1,260,949
Inventories	(33,565)	44,050	(43,325)
Prepaid expenses	164,288	(134,893)	20,928
Judicial deposits	(603,825)	215,698	203,567
Other assets	(30,709)	41,610	(111,003)
Increase (decrease) in operating liabilities
Payroll and related charges	40,302	35,506	53,667
Suppliers	757,628	153,357	(818,989)
Taxes, fees and contributions to be collected	102,948	366,605	(320,674)
Authorizations payable	(2,378,796)	(8,604)	(10,871)
Payments for legal and administrative proceedings	(242,598)	(316,804)	(413,635)
Deferred revenues	(49,446)	(135,583)	(87,188)
Other liabilities	(114,173)	(116,981)	(126,530)
Cash generated by operations	9,429,075	10,092,181	8,743,449
Income tax and social contribution paid		(14,094)	(69,578)
Net cash from operating activities	9,429,075	10,078,087	8,673,871
Investing activities
Marketable securities	2,375,964	(2,502,030)	(1,428,888)
Cash from the sale of 51% of I-Systems (formerly FiberCo) (Note 1)		1,096,294
Cash from the merger of TIM Participações			21,959
Consideration for the acquisition of Cozani	(6,269,951)
Additions to property, plant and equipment and intangible	(4,730,433)	(5,283,707)	(3,891,306)
Other derivatives			(161,429)
Other	4,475	47	4,879
Net cash used in investing activities	(8,619,945)	(6,689,396)	(5,454,785)
Financing activities
New loans	1,568,343	3,062,000	1,800,000
Amortization of loans	(565,303)	(1,710,935)	(1,806,922)
Interest paid- Loans	(157,831)	(78,952)	(72,643)
Payment of lease liability	(1,566,344)	(1,179,723)	(927,903)
Interest paid on lease liabilities	(1,303,953)	(832,928)	(794,391)
New 5G license financing		843,020
Derivative financial instruments	(269,437)	216,197	27,070
Purchase of treasury shares, net of disposals	4,694	(11,069)
Dividends and interest on shareholders’ equity paid	(1,199,201)	(1,042,976)	(1,153,054)
Net cash used in financing activities	(3,489,032)	(735,366)	(2,927,843)
Increase (decrease) in cash and cash equivalents	(2,679,902)	2,653,325	291,243
Cash and cash equivalents at the beginning of the financial period	5,228,615	2,575,290	2,284,048
Cash and cash equivalents at the end of the year	R$ 2,548,713	R$ 5,228,615	R$ 2,575,291